Financial Instruments and Fair Value Disclosures, Summary (Details) - Class A Warrant [Member] - USD ($) $ in Thousands	2 Months Ended	6 Months Ended
	Mar. 27, 2025	Jun. 30, 2025	Jun. 30, 2026
Financial Instruments and Fair Value [Abstract]
Estimated fair value of warrants			$ 46,269
Loss recognized on warrants		$ 34,278
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net gain on issuance common stock
Non-recurring fair value measurements gain on settlement	$ 3,945
Net gain from changes in fair value	$ 29,796